Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.3%
		Australia: 2.4%
8,838		ASX Ltd.	$ 564,860	0.3
124,503		Aurizon Holdings Ltd.	297,745	0.2
29,411		BHP Group Ltd.	823,913	0.5
71,790		Brambles Ltd.	508,610	0.3
24,947		Goodman Group	435,430	0.2
163,756		Medibank Pvt Ltd.	400,105	0.2
12,318		Rio Tinto Ltd.	817,333	0.5
91,647		Telstra Corp., Ltd.	264,122	0.2
			4,112,118	2.4

		Canada: 4.2%
10,754		Bank of Nova Scotia	671,615	0.4
16,994		BCE, Inc.	855,254	0.5
9,865		Canadian Imperial Bank of Commerce - XTSE	1,100,058	0.6
6,860		National Bank Of Canada	533,087	0.3
14,358		Pembina Pipeline Corp.	424,856	0.2
16,182		Quebecor, Inc.	360,135	0.2
13,058		Royal Bank of Canada	1,291,029	0.8
44,900		TELUS Corp.	1,026,326	0.6
7,939		Waste Connections, Inc.	1,056,363	0.6
			7,318,723	4.2

		China: 0.5%
272,500		BOC Hong Kong Holdings Ltd.	823,715	0.5

		Denmark: 1.2%
326		AP Moller - Maersk A/S - Class B	981,512	0.6
9,304		Novozymes A/S	706,587	0.4
12,788		Tryg A/S	310,152	0.2
			1,998,251	1.2

		Finland: 0.9%
11,306		Kone Oyj	742,741	0.4
63,170		Nordea Bank Abp	748,121	0.5
			1,490,862	0.9

		France: 2.3%
3,729		Air Liquide SA	615,814	0.4
7,199		BNP Paribas	447,413	0.3
7,179		Cie de Saint-Gobain	455,360	0.3
1,730		Cie Generale des Etablissements Michelin SCA	255,296	0.1
3,675		Dassault Systemes SE	221,532	0.1
3,839		Legrand S.A.	421,731	0.2
49,344		Orange SA	530,483	0.3
3,566		Schneider Electric SE	632,869	0.4
1,451		SEB SA	215,055	0.1
14,390		Vivendi SE	183,255	0.1
			3,978,808	2.3

		Germany: 1.7%
19,125		Deutsche Post AG	1,129,547	0.7
56,544		Deutsche Telekom AG	995,888	0.6
15,264		RWE AG	587,814	0.3
3,553	(1)	Scout24 SE	235,801	0.1
			2,949,050	1.7

		Hong Kong: 1.5%
50,000		CK Hutchison Holdings Ltd.	313,011	0.2
61,000		CLP Holdings Ltd.	597,609	0.3
9,500		Hong Kong Exchanges and Clearing Ltd.	522,419	0.3
64,800		Link REIT	561,736	0.3
79,500		Power Assets Holdings Ltd.	478,962	0.3
43,000		SITC International Holdings Co. Ltd.	171,673	0.1
			2,645,410	1.5

		Ireland: 1.1%
5,405		CRH PLC	262,761	0.2
10,862		Medtronic PLC	1,158,976	0.7
8,401		Smurfit Kappa PLC	430,592	0.2
			1,852,329	1.1

		Italy: 1.6%
1,570		DiaSorin SpA	335,045	0.2
21,329		ENI S.p.A.	281,068	0.2
29,516		FinecoBank Banca Fineco SpA	516,940	0.3
296,117		Intesa Sanpaolo SpA	709,052	0.4
26,707	(1)	Poste Italiane SpA	335,860	0.2
73,435		Terna - Rete Elettrica Nazionale	546,088	0.3
			2,724,053	1.6

		Japan: 7.4%
12,900		Dai Nippon Printing Co., Ltd.	302,765	0.2
236,000		ENEOS Holdings, Inc.	876,096	0.5
3,100		Hoya Corp.	490,688	0.3
8,400		Idemitsu Kosan Co., Ltd.	216,079	0.1
19,400		Japan Tobacco, Inc.	386,387	0.2
6,700		Lawson, Inc.	328,499	0.2
4,300		McDonald's Holdings Co. Japan Ltd.	191,907	0.1
76,000		Mitsubishi UFJ Financial Group, Inc.	401,385	0.2
1,900		Nintendo Co., Ltd.	837,934	0.5
24,300		Nippon Telegraph & Telephone Corp.	668,636	0.4
4,300		Nissan Chemical Corp.	247,312	0.1
3,300		Nitto Denko Corp.	228,786	0.1
23,700		Osaka Gas Co., Ltd.	380,719	0.2
3,800		Otsuka Holdings Co. Ltd.	137,634	0.1
2,300		Rohm Co., Ltd.	213,588	0.1
10,000		Secom Co., Ltd.	676,922	0.4
32,100		Sekisui House Ltd.	623,858	0.4
800		SMC Corp.	510,753	0.3
87,800		SoftBank Corp.	1,208,530	0.7
4,800		Sohgo Security Services Co., Ltd.	204,608	0.1
32,200		Sumitomo Chemical Co., Ltd.	147,703	0.1
26,700		Sumitomo Mitsui Financial Group, Inc.	868,682	0.5
25,700		Sumitomo Mitsui Trust Holdings, Inc.	802,752	0.5
4,500		Tokio Marine Holdings, Inc.	225,987	0.1
16,200		Tokyo Gas Co., Ltd.	277,146	0.2

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2021 (Unaudited)(Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan: (continued)
13,300	Trend Micro, Inc.	$ 766,920	0.5
2,600	Tsuruha Holdings, Inc.	294,144	0.2
53,500	Yamada Holdings Co. Ltd.	186,947	0.1
		12,703,367	7.4

	Netherlands: 1.3%
1,027	ASM International NV	461,627	0.3
20,952	Koninklijke Ahold Delhaize NV	705,027	0.4
3,786	Koninklijke Philips NV	133,420	0.1
8,579	Wolters Kluwer NV	964,797	0.5
		2,264,871	1.3

	New Zealand: 0.1%
60,867	Spark New Zealand Ltd.	190,366	0.1

	Norway: 0.1%
4,687	Yara International ASA	230,086	0.1

	Sweden: 0.2%
53,165	Swedish Match AB	387,884	0.2

	Switzerland: 2.0%
15,699	ABB Ltd.	542,916	0.3
947	Geberit AG - Reg	723,045	0.4
9,891	Holcim Ltd.	476,488	0.3
550	Roche Holding AG	214,726	0.1
973	Sonova Holding AG - Reg	365,671	0.2
91	Straumann Holding AG	193,461	0.1
2,456	Zurich Insurance Group AG	1,009,686	0.6
		3,525,993	2.0

	United Kingdom: 3.9%
32,974	3i Group PLC	605,004	0.4
25,664	British American Tobacco PLC	858,901	0.5
84,769	Direct Line Insurance Group PLC	303,774	0.2
54,713	GlaxoSmithKline PLC	1,110,841	0.6
9,813	Hikma Pharmaceuticals PLC	288,439	0.2
27,715	Imperial Brands PLC	566,402	0.3
60,278	J Sainsbury Plc	221,452	0.1
5,460	Janus Henderson Group PLC	233,306	0.1
4,824	Persimmon PLC	175,307	0.1
64,145	Sage Group PLC/The	658,279	0.4
19,198	Segro PLC	358,794	0.2
62,727	Standard Chartered PLC	345,193	0.2
21,823	United Utilities Group PLC	313,440	0.2
492,964	Vodafone Group PLC	714,706	0.4
		6,753,838	3.9

	United States: 62.9%
18,239	AbbVie, Inc.	2,102,592	1.2
2,896	Accenture PLC	1,035,030	0.6
9,246	Aflac, Inc.	500,578	0.3
6,714	Agilent Technologies, Inc.	1,013,143	0.6
37,141	AGNC Investment Corp.	567,886	0.3
3,625	Allegion Public Ltd.	448,195	0.3
7,413	Allstate Corp.	805,941	0.5
28,623	Altria Group, Inc.	1,220,485	0.7
11,812	Amdocs Ltd.	824,714	0.5
6,817	American Water Works Co., Inc.	1,149,142	0.7
2,029	Ameriprise Financial, Inc.	587,598	0.3
1,884	Ametek, Inc.	257,166	0.1
5,465	Amgen, Inc.	1,086,879	0.6
15,768	Antero Midstream Corp.	153,107	0.1
1,201	Anthem, Inc.	487,882	0.3
2,710	AO Smith Corp.	214,226	0.1
4,293	Aptargroup, Inc.	513,400	0.3
7,479	Avnet, Inc.	271,263	0.2
2,922	Bank of Hawaii Corp.	233,117	0.1
14,536	Bank OZK	649,905	0.4
3,984	Becton Dickinson & Co.	944,766	0.5
1,784	Blackrock, Inc.	1,613,824	0.9
11,688	Blackstone, Inc.	1,653,268	1.0
11,603	Booz Allen Hamilton Holding Corp.	973,956	0.6
25,565	Bristol-Myers Squibb Co.	1,371,051	0.8
7,319	Brixmor Property Group, Inc.	166,434	0.1
3,485	Chevron Corp.	393,352	0.2
3,434	Church & Dwight Co., Inc.	306,931	0.2
1,090	Cigna Corp.	209,171	0.1
41,824	Cisco Systems, Inc.	2,293,628	1.3
8,227	Citigroup, Inc.	524,060	0.3
3,145	Coca-Cola Co.	164,955	0.1
15,608	Colgate-Palmolive Co.	1,170,912	0.7
3,024	Comcast Corp. – Class A	151,140	0.1
8,895	Commerce Bancshares, Inc.	620,871	0.4
10,848	ConocoPhillips	760,770	0.4
16,286	Corporate Office Properties Trust SBI MD	417,899	0.2
5,739	CVS Health Corp.	511,115	0.3
832	Deere & Co.	287,489	0.2
1,843	Dolby Laboratories, Inc.	153,725	0.1
3,886	Dollar General Corp.	859,972	0.5
7,681	DT Midstream, Inc.	352,327	0.2
4,883	DTE Energy Co.	529,024	0.3
5,707	Duke Energy Corp.	553,636	0.3
6,265	Duke Realty Corp.	365,437	0.2
6,989	Electronic Arts, Inc.	868,174	0.5
6,730	Emerson Electric Co.	591,163	0.3
8,406	Entergy Corp.	843,458	0.5
89,359	Equitrans Midstream Corp.	859,634	0.5
2,182	Everest Re Group Ltd.	559,421	0.3
16,083	Evergy, Inc.	1,018,054	0.6
4,612	Exelon Corp.	243,191	0.1
5,842	Extra Space Storage, Inc.	1,168,400	0.7
4,628	Exxon Mobil Corp.	276,940	0.2
2,003	FedEx Corp.	461,431	0.3
8,598	First American Financial Corp.	637,800	0.4
6,990	First Industrial Realty Trust, Inc.	422,266	0.2

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2021 (Unaudited)(Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
31,448	Flowers Foods, Inc.	$ 811,987	0.5
3,823	FMC Corp.	383,026	0.2
12,956	Gaming and Leisure Properties, Inc.	584,575	0.3
3,905	Garmin Ltd.	521,474	0.3
18,898	General Mills, Inc.	1,167,329	0.7
12,240	Genpact Ltd.	590,825	0.3
24,456	Gentex Corp.	842,020	0.5
21,079	Gilead Sciences, Inc.	1,452,975	0.8
4,498	Hanover Insurance Group, Inc.	547,631	0.3
5,421	Hershey Co.	962,173	0.6
496	Humana, Inc.	208,176	0.1
16,204	International Paper Co.	737,606	0.4
1,671	Intuit, Inc.	1,089,993	0.6
8,840	Iron Mountain, Inc.	401,690	0.2
18,585	Johnson & Johnson	2,897,959	1.7
11,353	Johnson Controls International plc	848,750	0.5
16,430	Keurig Dr Pepper, Inc.	558,456	0.3
37,467	Kinder Morgan, Inc.	579,240	0.3
17,528	Knight-Swift Transportation Holdings, Inc.	1,003,478	0.6
4,888	Kroger Co.	202,999	0.1
13,269	Lazard Ltd.	565,525	0.3
4,129	Leidos Holdings, Inc.	362,980	0.2
4,526	Life Storage, Inc.	598,066	0.3
9,616	Loews Corp.	514,071	0.3
1,713	LPL Financial Holdings, Inc.	269,986	0.2
6,859	Manpowergroup, Inc.	614,772	0.4
7,011	Marathon Petroleum Corp.	426,619	0.2
1,455	MarketAxess Holdings, Inc.	513,164	0.3
4,775	McKesson Corp.	1,035,029	0.6
15,807	MDU Resources Group, Inc.	430,425	0.3
25,402	Merck & Co., Inc.	1,902,864	1.1
3,742	Microsoft Corp.	1,237,068	0.7
8,414	Mondelez International, Inc.	495,921	0.3
6,288	Morgan Stanley	596,228	0.3
3,019	MSC Industrial Direct Co.	237,595	0.1
1,523	MSCI, Inc. - Class A	958,652	0.6
5,437	Nasdaq, Inc.	1,104,962	0.6
6,787	National Fuel Gas Co.	392,356	0.2
3,782	National Retail Properties, Inc.	166,786	0.1
7,375	National Storage Affiliates Trust	452,678	0.3
936	NewMarket Corp.	310,097	0.2
26,226	NiSource, Inc.	642,799	0.4
39,763	Old Republic International Corp.	952,721	0.6
14,867	Omega Healthcare Investors, Inc.	415,384	0.2
6,572	Packaging Corp. of America	858,237	0.5
9,872	PepsiCo, Inc.	1,577,348	0.9
55,702	Pfizer, Inc.	2,992,868	1.7
17,640	Philip Morris International, Inc.	1,515,982	0.9
8,737	Phillips 66	604,338	0.4
13,255	Procter & Gamble Co.	1,916,408	1.1
13,484	Progressive Corp.	1,253,203	0.7
1,318	ProLogis, Inc.	198,689	0.1
9,247	Prosperity Bancshares, Inc.	659,126	0.4
10,149	Public Service Enterprise Group, Inc.	634,211	0.4
5,548	Qualcomm, Inc.	1,001,747	0.6
12,186	Regions Financial Corp.	277,232	0.2
2,802	RLI Corp.	287,990	0.2
2,229	Rockwell Automation, Inc.	749,390	0.4
2,251	Roper Technologies, Inc.	1,044,802	0.6
3,951	Ryder System, Inc.	328,249	0.2
2,137	S&P Global, Inc.	973,895	0.6
1,690	SBA Communications Corp.	581,022	0.3
4,204	Sempra Energy	503,933	0.3
15,657	Service Corp. International	1,035,867	0.6
3,329	Starbucks Corp.	364,992	0.2
3,341	Sun Communities, Inc.	630,046	0.4
30,234	Switch, Inc.	826,900	0.5
8,971	Synchrony Financial	401,811	0.2
3,005	TD SYNNEX Corp.	310,897	0.2
6,967	Synovus Financial Corp.	315,535	0.2
5,829	T. Rowe Price Group, Inc.	1,165,509	0.7
7,250	Target Corp.	1,767,840	1.0
9,160	Texas Instruments, Inc.	1,762,109	1.0
1,818	Thermo Fisher Scientific, Inc.	1,150,485	0.7
10,936	Tradeweb Markets, Inc.	1,049,856	0.6
6,575	UGI Corp.	271,219	0.2
4,008	UMB Financial Corp.	403,125	0.2
3,161	United Parcel Service, Inc. - Class B	627,048	0.4
929	UnitedHealth Group, Inc.	412,680	0.2
19,110	US Bancorp	1,057,547	0.6
7,483	Valero Energy Corp.	500,912	0.3
1,273	Verisk Analytics, Inc.	286,260	0.2
39,994	Verizon Communications, Inc.	2,010,498	1.2
1,862	Visa, Inc. - Class A	360,800	0.2
9,557	Washington Federal, Inc.	310,507	0.2
12,604	Wells Fargo & Co.	602,219	0.3
45,105	Williams Cos., Inc.	1,208,363	0.7
3,863	Zoetis, Inc.	857,741	0.5
		108,660,440	62.9

	Total Common Stock
	(Cost $146,063,513)	164,610,164	95.3

EXCHANGE-TRADED FUNDS: 2.4%
27,206	iShares MSCI EAFE Value Index ETF	1,331,189	0.8

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2021 (Unaudited)(Continued)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: (continued)
17,288	iShares Russell 1000 Value ETF	$ 2,743,087	1.6

	Total Exchange-Traded Funds
	(Cost $4,234,077)	4,074,276	2.4

	Total Long-Term Investments
	(Cost $150,297,590)	168,684,440	97.7

SHORT-TERM INVESTMENTS: 0.6%
	Mutual Funds: 0.6%
1,049,000	(2) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $1,049,000)	1,049,000	0.6

	Total Short-Term Investments
	(Cost $1,049,000)	1,049,000	0.6

	Total Investments in Securities (Cost $151,346,590)	$ 169,733,440	98.3
	Assets in Excess of Other Liabilities	2,958,318	1.7
	Net Assets	$ 172,691,758	100.0

(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Rate shown is the 7-day yield as of November 30, 2021.

Sector Diversification	Percentage of Net Assets
Financials	21.7%
Health Care	14.5
Industrials	11.6
Consumer Staples	9.2
Information Technology	8.1
Communication Services	6.4
Utilities	5.7
Real Estate	4.9
Energy	4.6
Materials	4.5
Consumer Discretionary	4.1
Exchange-Traded Funds	2.4
Short-Term Investments	0.6
Assets in Excess of Other Liabilities	1.7
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2021 (Unaudited)(Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2021
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$4,112,118	$–	$4,112,118
Canada	7,318,723	–	–	7,318,723
China	–	823,715	–	823,715
Denmark	–	1,998,251	–	1,998,251
Finland	–	1,490,862	–	1,490,862
France	–	3,978,808	–	3,978,808
Germany	–	2,949,050	–	2,949,050
Hong Kong	–	2,645,410	–	2,645,410
Ireland	1,158,976	693,353	–	1,852,329
Italy	–	2,724,053	–	2,724,053
Japan	–	12,703,367	–	12,703,367
Netherlands	–	2,264,871	–	2,264,871
New Zealand	–	190,366	–	190,366
Norway	–	230,086	–	230,086
Sweden	–	387,884	–	387,884
Switzerland	–	3,525,993	–	3,525,993
United Kingdom	233,306	6,520,532	–	6,753,838
United States	108,660,440	–	–	108,660,440
Total Common Stock	117,371,445	47,238,719	–	164,610,164
Exchange-Traded Funds	4,074,276	–	–	4,074,276
Short-Term Investments	1,049,000	–	–	1,049,000
Total Investments, at fair value	$122,494,721	$47,238,719	$–	$169,733,440
Other Financial Instruments+
Forward Foreign Currency Contracts	–	1,351,055	–	1,351,055
Total Assets	$122,494,721	$48,589,774	$–	$171,084,495
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(86,479)	$–	$(86,479)
Written Options	–	(233,717)	–	(233,717)
Total Liabilities	$–	$(320,196)	$–	$(320,196)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At November 30, 2021, the following forward foreign currency contracts were outstanding for Voya Global Advantage and Premium Opportunity Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD 900,000	USD 656,126	Barclays Bank PLC	12/20/21	$(14,363)
USD 574,642	EUR 500,000	Brown Brothers Harriman & Co.	12/20/21	7,100
USD 218,112	CHF 200,000	Brown Brothers Harriman & Co.	12/20/21	63
GBP 200,000	USD 272,294	Brown Brothers Harriman & Co.	12/20/21	(6,169)
USD 320,159	CAD 400,000	Brown Brothers Harriman & Co.	12/20/21	6,944
USD 402,394	GBP 300,000	Brown Brothers Harriman & Co.	12/20/21	3,207
USD 245,072	JPY 27,900,000	Brown Brothers Harriman & Co.	12/20/21	(1,866)
EUR 800,000	USD 931,514	Citibank N.A.	12/20/21	(23,447)
USD 4,814,449	AUD 6,600,000	Citibank N.A.	12/20/21	108,191
CAD 300,000	USD 238,464	Morgan Stanley & Co. International PLC	12/20/21	(3,552)
USD 13,910,298	JPY 1,525,000,000	Morgan Stanley & Co. International PLC	12/20/21	412,828
USD 1,083,561	CHF 1,000,000	Morgan Stanley & Co. International PLC	12/20/21	(6,682)
USD 14,719,560	EUR 12,500,000	State Street Bank and Trust Co.	12/20/21	531,002
USD 2,379,082	CHF 2,200,000	State Street Bank and Trust Co.	12/20/21	(19,452)
USD 6,466,911	CAD 8,200,000	State Street Bank and Trust Co.	12/20/21	46,003
USD 6,755,786	GBP 4,900,000	State Street Bank and Trust Co.	12/20/21	$235,717
JPY 62,900,000	USD 567,663	The Bank of New York Mellon	12/20/21	(10,948)
				$1,264,576

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2021 (Unaudited)(Continued)

At November 30, 2021, the following OTC written equity options were outstanding for Voya Global Advantage and Premium Opportunity Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value

Consumer Staples Select Sector SPDR Fund	BNP Paribas Bank	Call	12/03/21	USD	72.000	200,589	USD	14,099,401	$127,976	$(1,798)
EURO STOXX 50	Barclays Bank PLC	Call	01/07/22	EUR	4,400.030	1,538	EUR	6,248,986	113,453	(11,820)
Financial Select Sector SPDR Fund	UBS AG	Call	12/17/21	USD	40.420	542,229	USD	20,583,013	436,169	(61,945)
FTSE 100 Index	Morgan Stanley & Co. International PLC	Call	01/07/22	GBP	7,295.810	1,495	GBP	10,553,878	188,727	(117,569)
Health Care Select Sector SPDR Fund	Morgan Stanley & Co. International PLC	Call	12/17/21	USD	134.190	51,182	USD	6,639,841	103,700	(14,450)
Industrial Select Sector SPDR Fund	Royal Bank of Canada	Call	12/03/21	USD	105.850	149,809	USD	15,096,253	233,927	(8)
Nikkei 225	BNP Paribas Bank	Call	01/07/22	JPY	30,043.330	30,297	JPY	842,915,863	147,441	(26,127)
									$1,351,393	$(233,717)

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	EU Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

At November 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $147,788,977.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$26,253,363
Gross Unrealized Depreciation	(3,267,209)

Net Unrealized Appreciation	$22,986,154